Summary of Significant Policies - Impairment of Long-Lived Assets (Detail) $ in Thousands	12 Months Ended
Mar. 29, 2019 USD ($)
Selling, General and Administrative
Accounting Policies [Line Items]
Impairment on assets held for sale	$ 1,075